LEASES - Schedule of Lease, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 2,519	$ 2,741	$ 3,616
Amortization of lease assets	788	367	44
Interest on lease liabilities	2,904	1,694	197
Finance lease cost	3,692	2,061	241
Total lease cost	$ 6,211	$ 4,802	$ 3,857